Employee Compensation and Benefits - Employee Compensation and Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Compensation Related Costs [Abstract]
Cash-based employee compensation and benefits	$ 165,829	$ 169,862	$ 157,351
Partnership interest-based compensation	172,358	30,233	19,495
Carried interest compensation	34,260	38,842	31,780
Cash-based incentive fee related compensation	11,454	0	0
Other	4,564	4,030	1,788
Total employee compensation and benefits	$ 388,465	$ 242,967	$ 210,414